Six Circles Global Bond Fund Average Annual Total Returns		12 Months Ended	15 Months Ended	60 Months Ended	64 Months Ended	67 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG GLOBAL-AGGREGATE TOTAL RETURN INDEX VALUE UNHEDGED USD(Reflects No Deduction for Fees, Expenses or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	2.18%	(2.15%)	(1.48%)	(0.55%)
BLOOMBERG GLOBAL-AGGREGATE INDEX-HEDGED USD(Reflects No Deduction for Fees, Expenses or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.86%		0.34%		0.77%
Six Circles Global Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent		3.88%		1.09%		1.44%
Performance Inception Date	May 19, 2020
Six Circles Global Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.04%		(0.64%)		(0.15%)
Six Circles Global Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.27%		(0.16%)		0.20%